UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savitr Capital, LLC
Address: One Market Plaza
         Steuart Tower, Suite 1400
         San Francisco, CA  94105

13F File Number:  28-0001442757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Farida Udaipurwala
Title:     Chief Operating Officer
Phone:     415-430-4288

Signature, Place, and Date of Signing:

  /s/ Farida Udaipurwala     San Francisco, CA     February 10, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $81,441 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

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                                                     FORM 13F INFORMATION TABLE

								VALUE 	SHARES	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ACTIVE POWER INC		COM		00504W100	150	226611	SH		SOLE			226611
AES CORP			COM		00130H105	2960	250000	SH		SOLE			250000
AMEREN CORP			COM		023608102	2206	66600	SH		SOLE			66600
AMERESCO INC			CL A		02361E108	3584	261213	SH		SOLE			261213
AMERICAN CAPITAL AGENCY CORP	COM		02503X105	1123	40000	SH		SOLE			40000
APACHE CORP			COM		037411105	1812	20000	SH		SOLE			20000
CABOT OIL & GAS CORP		COM		127097103	3036	40000	SH		SOLE			40000
CF INDS HLDGS INC		COM		125269100	1450	10000	SH		SOLE			10000
CHINA HYDROELECTRIC CORP	SPONSORED ADR	16949D101	182	159384	SH		SOLE			159384
CISCO SYS INC			COM		17275R102	2893	160000	SH		SOLE			160000
CODEXIS INC			COM		192005106	1634	308211	SH		SOLE			308211
CONSOLIDATED EDISON INC		COM		209115104	2481	40000	SH		SOLE			40000
COVANTA HLDG CORP		COM		22282E102	3149	230000	SH		SOLE			230000
DOMINION RES INC VA NEW		COM		25746U109	2919	55000	SH		SOLE			55000
DUKE ENERGY CORP NEW		COM		26441C105	2090	95000	SH		SOLE			95000
ELSTER GROUP SE			SPONSORED ADR	290348101	1828	140600	SH		SOLE			140600
ENERGY TRANSFER EQUITY L P	COM UT LTD PTN	29273V100	1235	30427	SH		SOLE			30427
EQT CORP			COM		26884L109	1370	25000	SH		SOLE			25000
FIRST SOLAR INC			COM		336433107	2026	60000	SH		SOLE			60000
GEVO INC			COM		374396109	1153	183305	SH		SOLE			183305
GT ADVANCED TECHNOLOGIES INC	COM		36191U106	1097	151500	SH		SOLE			151500
MAXWELL TECHNOLOGIES INC	COM		577767106	1754	108027	SH		SOLE			108027
MONSANTO CO NEW			COM		61166W101	2102	30000	SH		SOLE			30000
MOSAIC CO NEW			COM		61945C103	1009	20000	SH		SOLE			20000
NOBLE ENERGY INC		COM		655044105	2832	30000	SH		SOLE			30000
NOVARTIS A G			SPONSORED ADR	66987V109	572	10000	SH		SOLE			10000
PINNACLE WEST CAP CORP		COM		723484101	2891	60000	SH		SOLE			60000
POLYPORE INTL INC		COM		73179V103	1804	41000	SH		SOLE			41000
PROGRESS ENERGY INC		COM		743263105	840	15000	SH		SOLE			15000
QUANTA SVCS INC			COM		74762E102	4452	206700	SH		SOLE			206700
QUESTAR CORP			COM		748356102	2213	111406	SH		SOLE			111406
RANGE RES CORP			COM		75281A109	2168	35000	SH		SOLE			35000
REGENCY ENERGY PARTNERS L P	COM UNITS LP	75885Y107	1492	60000	SH		SOLE			60000
ROSE ROCK MIDSTREAM L P		COM U REP LTD	777149105	1204	58500	SH		SOLE			58500
SANDRIDGE PERMIAN TR		COM UNT BEN INT	80007A102	1866	82000	SH		SOLE			82000
SANOFI				SPONSORED ADR	80105N105	731	20000	SH		SOLE			20000
SCHWEITZER-MAUDUIT INTL INC	COM		808541106	665	10000	SH		SOLE			10000
SOLAZYME INC			COM		83415T101	1633	137203	SH		SOLE			137203
SOUTHWESTERN ENERGY CO		COM		845467109	2236	70000	SH		SOLE			70000
TRIMBLE NAVIGATION LTD		COM		896239100	3038	70000	SH		SOLE			70000
WISCONSIN ENERGY CORP		COM		976657106	2797	80000	SH		SOLE			80000
XCEL ENERGY INC			COM		98389B100	2764	100000	SH		SOLE			100000
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